Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
Schedule of Inventory

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	41,373	39,658
Work in process	11,545	40,039
Finished goods	52,713	42,262
Merchandise	6,478	790
Less: inventory write-down	(5,579)	(4,461)
Total	106,530	118,288